RELATED PARTY TRANSACTIONS, Summary of Cryptocurrency Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 Product	Dec. 31, 2022 USD ($) Product
Transactions Between Related Parties [Abstract]
Number of wealth management products | Product	2	2
Balance of cryptocurrency receivables
Lending and Wealth Management Products [Member]
Transactions Between Related Parties [Abstract]
Purchase of cryptocurrency		286,000
Total receipts from collection of lending and redemption of wealth management products disposed		302,200
Cryptocurrency, USDT [Member] | Wealth Management Product - Type A with Date of Purchase January 14, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 80,000
Date of purchase/lending		Jan. 14, 2022
Date of redemption/collection		Mar. 27, 2022
Effective annual yield of return/interest rate		1.00%
Cryptocurrency, USDT [Member] | Loan with Date of Purchase April 1, 2022, One [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 15,000
Date of purchase/lending		Apr. 01, 2022
Date of redemption/collection		Jun. 28, 2022
Effective annual yield of return/interest rate		5.83%
Cryptocurrency, USDT [Member] | Wealth Management Product - Type A with Date of Purchase April 15, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 10,000
Date of purchase/lending		Apr. 15, 2022
Date of redemption/collection		Jun. 17, 2022
Effective annual yield of return/interest rate		3.06%
Cryptocurrency, USDT [Member] | Wealth Management Product - Type B with Date of Purchase June 17, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 10,000
Date of purchase/lending		Jun. 17, 2022
Date of redemption/collection		Jun. 28, 2022
Effective annual yield of return/interest rate		5.70%
Cryptocurrency, USDT [Member] | Wealth Management Product - Type B with Date of Purchase June 20, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 50,000
Date of purchase/lending		Jun. 20, 2022
Date of redemption/collection		Jun. 28, 2022
Effective annual yield of return/interest rate		5.92%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase April 1, 2022, Two [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 5,000
Date of purchase/lending		Apr. 01, 2022
Date of redemption/collection		Jun. 28, 2022
Effective annual yield of return/interest rate		7.00%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase May 12, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 30,000
Date of purchase/lending		May 12, 2022
Date of redemption/collection		May 19, 2022
Effective annual yield of return/interest rate		15.00%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase July 1, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 80,000
Date of purchase/lending		Jul. 01, 2022
Date of redemption/collection		Sep. 28, 2022
Effective annual yield of return/interest rate		4.13%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase October 11, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies		$ 20,000
Date of purchase/lending		Oct. 11, 2022
Date of redemption/collection		Dec. 28, 2022
Effective annual yield of return/interest rate		3.50%